Inventories - Net	12 Months Ended
Dec. 31, 2011
Inventories - Net [Abstract]
Inventories - Net

4. INVENTORIES — NET

Inventories consist of the following:

	As of December 31,
	2010	2011	2011
	(RMB'000)	(RMB'000)	(US$'000)

Raw materials	459,480	194,028	30,828
Work-in-progress	25,119	45,363	7,207
Finished goods	306,174	444,658	70,649

	790,773	684,049	108,684

As of December 31, 2010 and 2011, raw materials of RMB45,696,000 and RMB1,097,000 (US$174,296), respectively, of the Group were held in custody by other parties for processing. The write-down of inventories amounted to RMB282,574,000, RMB134,489,000 and RMB583,097,000 (US$92,644,783) for the years ended December 31, 2009, 2010 and 2011, respectively.